Fair value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Level 1 | Equity price risk
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Change in risk variable, percent	10.00%
Movement in other comprehensive income	$ 224,000	$ 102,000
Level 3 | Discount rate risk
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Change in risk variable, percent	10.00%
Movement in other comprehensive income	$ 274,000	266,000
Level 3 | Sales volume risk
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Change in risk variable, percent	10.00%
Movement in profit before tax	$ 239,000	$ 275,000